SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 2, 2016
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                 Polaris Retirement Protector Variable Annuity

                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity
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          THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                             FS VARIABLE SEPARATE ACCOUNT
                     Polaris Retirement Protector Variable Annuity
                      Polaris Platinum O-Series Variable Annuity
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The following is added to the table in the APPENDIX - STATE CONTRACT
AVAILABILITY AND/OR VARIABILITY of the prospectus:

PROSPECTUS PROVISION   AVAILABILITY OR VARIATION                  ISSUE STATE
--------------------   ---------------------------------------    -------------
Nursing Home Waiver    The Nursing Home Waiver is not             Connecticut
                       available for contracts purchased on       Massachusetts
                       or after February 6, 2017.                 Pennsylvania










Dated:  February 6, 2017


                  Please keep this Supplement with your Prospectus